INVENTORIES (Schedule Of Inventories) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	$ 107,651,325	$ 80,781,903
Work-in-process	42,202,306	24,994,839
Finished goods	59,717,204	50,635,932
Total	$ 209,570,835	$ 156,412,674